Jensen Quality Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Automobile Components - 2.5%
Gentex Corp.	133,540	$3,124,836

Capital Markets - 3.1%
MSCI, Inc.	6,610	3,779,796

Chemicals - 5.0%
Air Products and Chemicals, Inc.	9,010	2,483,786
Sherwin-Williams Co.	10,120	3,669,411
		6,153,197

Commercial Services & Supplies - 3.3%
Copart, Inc. (a)	108,422	4,129,794

Communications Equipment - 7.3%
F5, Inc. (a)	14,100	3,826,176
Motorola Solutions, Inc.	10,870	5,242,166
		9,068,342

Consumer Staples Distribution & Retail - 4.4%
Kroger Co.	80,240	5,475,578

Containers & Packaging - 3.6%
Crown Holdings, Inc.	38,900	4,457,940

Electronic Equipment, Instruments & Components - 4.9%
Keysight Technologies, Inc. (a)	19,530	6,002,155

Ground Transportation - 0.5%
Landstar System, Inc.	3,710	604,545

Health Care Equipment & Supplies - 1.9%
IDEXX Laboratories, Inc. (a)	3,570	2,344,526

Health Care Providers & Services - 9.3%
Encompass Health Corp.	50,660	5,465,201
Labcorp Holdings, Inc.	20,570	5,947,198
		11,412,399

Health Care Technology - 2.8%
Veeva Systems, Inc. - Class A (a)	18,791	3,420,150

Household Products - 7.8%
Church & Dwight Co., Inc.	34,550	3,622,913
Clorox Co.	23,400	2,975,544
Colgate-Palmolive Co.	29,890	2,963,295
		9,561,752

Insurance - 1.3%
Aon PLC - Class A	4,800	1,610,256

IT Services - 0.8%
Amdocs Ltd.	13,430	937,414

Machinery - 6.8%
Donaldson Co., Inc.	30,460	2,825,470
Nordson Corp.	9,730	2,855,171
Toro Co.	27,590	2,727,547
		8,408,188

Professional Services - 14.3%
Booz Allen Hamilton Holding Corp.	13,850	1,091,796
Broadridge Financial Solutions, Inc.	25,259	4,694,890
Equifax, Inc.	25,000	5,224,000
Genpact Ltd.	90,380	3,589,894
Verisk Analytics, Inc.	14,330	2,974,478
		17,575,058

Software - 3.6%
Cadence Design Systems, Inc. (a)	7,050	2,124,870
Fair Isaac Corp. (a)	1,250	1,761,700
Manhattan Associates, Inc. (a)	4,420	598,601
		4,485,171

Specialty Retail - 9.2%
Best Buy Co., Inc.	18,860	1,168,754
Ross Stores, Inc.	24,950	5,130,718
Tractor Supply Co.	97,780	5,068,915
		11,368,387

Textiles, Apparel & Luxury Goods - 2.2%
Levi Strauss & Co. - Class A	124,230	2,752,937

Trading Companies & Distributors - 4.3%
United Rentals, Inc.	2,020	1,696,800
WW Grainger, Inc.	3,140	3,594,452
		5,291,252
TOTAL COMMON STOCKS (Cost $92,777,780)		121,963,673

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,439,458	1,439,458
TOTAL MONEY MARKET FUNDS (Cost $1,439,458)		1,439,458

TOTAL INVESTMENTS - 100.1% (Cost $94,217,238)		123,403,131
Liabilities in Excess of Other Assets - (0.1)%		(125,697)
TOTAL NET ASSETS - 100.0%		$123,277,434

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Jensen Quality Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$121,963,673	$–	$–	$121,963,673
Money Market Funds	1,439,458	–	–	1,439,458
Total Investments	$123,403,131	$–	$–	$123,403,131

Refer to the Schedule of Investments for further disaggregation of investment categories.